UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service
The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
2031 West 141st Terrace, Suite 119
Leawood, KS 64224

Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2011

Item #1. Reports to Stockholders.

INDEX	Sherwood Forest Long/Short Fund

Annual Report to Shareholders

SHERWOOD FOREST LONG/SHORT FUND

A series of World Funds Trust

a  “Series” investment company

For the Year Ended July 31, 2011

Dear Shareholders,

The year of 2011 is proving to be a year of change in the financial markets.  The primary up-trend from the recovery of the March 2009 lows was broken in August of 2011.

As of July 31, 2011, the Sherwood Forest Long/Short Fund (Ticker SFCMX) one year return of 6.96% for the I class as compared to the S&P 500 Index return of 17.31% reflects several interesting events in the financial markets. The Fund performed well during the fourth quarter of 2010 when the up-trend continued after the extended pull-back and consolidation of the summer of 2010. Looking back at how 2011 began, we witnessed the weakening of Emerging Markets as the S&P 500 Index continued higher during the first couple of months of the new year.  The mutual fund exhibited small but notable affects of this pull-back in the international markets. Then, for the next five months we observed the Emerging Markets move sideways-to-down, while the S&P 500 remained in a wide (9%) trading-range before also breaking down in early August.  All of this price evidence developed while the macroeconomic news continued to worsen.

After the initial decline in late July and early August, the volatility became extreme.  From the end of the first week of August to the first week in September, the Dow had an average daily move of over 300 points.  And in that one month period the Dow traveled 4900 points, yet only moved 30 points when it was all over.  7% moves were occurring every three days.  This price action was a consolidation of the downward pressure of the July/August decline.

We currently view the equity markets to be in a primary down-trend that began in August.  We do not forecast how long this condition will exist.  Our goal is to remain in-line with the primary trend until the evidence changes.  Although our fund has experienced small losses so far in 2011, due to the international equity markets exhibiting weakness in the beginning of the year, followed by a wide ranging trading range in the domestic markets for the next six months, we have added significant relative value during the recent primary trend change to the downside over the last couple of months.  Our macro outlook suggests that large trends will continue to vacillate between cyclical bull and bear markets for years to come.  It remains our goal to offer significant value during both the up and down trends.  There will be transitionary periods between these cyclical trends where our focus will be to manage our portfolio drawdown as the next trend reveals itself through price evidence.

It is important to recognize that even though a new primary down trend has begun, we do not know  how long the markets will remain in a down-trend.  If you look at the Secular Bear Market of 1966 to 1982, you will find many primary trend changes that moved 30%, 40%, or greater in the direction of that primary trend before reversing once again.  This is why we rely on price evidence rather than our opinion in positioning our portfolio.   This strategy generally keeps us in-line with the primary trend and reduces the chances of large losses in the fund.

We would like to thank you for placing your trust in Sherwood Forest Capital Management.  We will continue to do our best to bring value to you through both bull and bear markets for years to come.

Sincerely,

Douglas A. Stewart

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2011 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Index Definitions:
The S&P 500: An unmanaged index of 500 large-cap domestic stocks that is commonly used as a proxy for the large-cap stock market. Historically, the index has targeted a composition of 400 industrial companies, 40 financial companies, 40 utility companies, and 20 transportation companies. The index does not contain real estate investment trusts. Changes in the index composition may be made at any time. Performance numbers for the index are a size-weighted average of the performance numbers for each index constituent.

COMPARISON OF $10,000 INVESTMENT IN
SHERWOOD FOREST LONG/SHORT FUND
VS. S&P 500
CLASS A SHARES
$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
$13,760
$10,828
Performance figures include deduction of maximum applicable sales charges.
6/10/2009
7/31/2009
7/31/2010
7/31/2011
Class A
S&P 500

	Class A Shares
	Total Return One Year Ended 7/31/2011	Average Annual Return
		Since Inception
		6/11/2009 to 7/31/2011*

Sherwood Forest Long/Short Fund- without load:	6.60%	3.79%
Sherwood Forest Long/Short Fund- with load:	0.47%	0.96%
S & P 500:	17.31%	16.09%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The index is not adjusted to reflect expenses that the SEC required to be  reflected in the Fund's performance.

COMPARISON OF $10,000 INVESTMENT IN
SHERWOOD FOREST LONG/SHORT FUND
VS. S&P 500
CLASS C SHARES
$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
5/13/2009
7/31/2009
7/31/2010
7/31/2011
$14,620
$10,581
Class C
S&P 500

	Class C Shares
	Total Return One Year Ended 7/31/2011	Average Annual Return Since Inception 5/14/2009 to 7/31/2011*

Sherwood Forest Long/Short Fund:	5.85%	2.58%
S & P 500:	17.31%	18.69%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The index is not adjusted to reflect expenses that the SEC required to be  reflected in the Fund's performance.

COMPARISON OF $10,000 INVESTMENT IN
SHERWOOD FOREST LONG/SHORT FUND
VS. S&P 500
CLASS I SHARES
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
$15,473
$11,203
2/12/2009
7/31/2009
7/31/2010
7/31/2011
Class I
S&P 500

	Class I Shares
	Total Return One Year Ended 7/31/2011	Average Annual Return Since Inception 2/13/2009 to 7/31/2011*

Sherwood Forest Long/Short Fund:	6.96%	4.72%
S & P 500:	17.31%	19.39%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The index is not adjusted to reflect expenses  that the SEC required to be  reflected in the Fund's performance.

COMPARISON OF $10,000 INVESTMENT IN
SHERWOOD FOREST LONG/SHORT FUND
VS. S&P 500
CLASS P SHARES
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
$5,000
3/24/2009
7/31/2009
7/31/2010
7/31/2011
$16,031
$11,272
Class P
S&P 500

	Class P Shares
	Total Return One Year Ended 7/31/2011	Average Annual Return Since Inception 3/25/2009 to 7/31/2011*

Sherwood Forest Long/Short Fund:	6.62%	5.22%
S & P 500:	17.31%	22.20%

* The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

Past performance is not predictive of future performance.
The S & P's 500 Index is a capitalization-weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The index is not adjusted to reflect expenses that the SEC required to be  reflected in the Fund's performance.

SHERWOOD FOREST LONG/SHORT FUND
PORTFOLIO HOLDINGS BY SECTOR,
AS PERCENTAGE OF NET ASSETS
AS OF JULY 31, 2011
(unaudited)
Percentage of Net Assets
30.0%
20.0%
10.0%
0.0%
Cash & Cash Equivalents
Commodities
International
Domestic Equity
Mid Cap
Small Cap
Sector Description

SHERWOOD FOREST LONG/SHORT FUND SCHEDULE OF INVESTMENTS July 31, 2011
Number of Shares	Security Description	% of Net Assets	Fair Value
	EXCHANGE-TRADED FUNDS	58.40%

	COMMODITIES	11.15%
30,900	Ishares Silver Trust *		$1,199,847
22,400	PowerShares DB Commodity Index Tracking Fund*		678,272
10,200	PowerShares DB Oil Fund*		293,964
7,700	SPDR Gold Trust*		1,219,757
			3,391,840

	INTERNATIONAL	12.71%
12,600	Ishares MSCI Emerging Markets Index		594,090
38,400	Ishares MSCI Malaysia Index Fund		578,688
38,400	Market Vectors Russia ETF		1,516,800
24,200	Vanguard FTSE All-world Ex-US Index Fund		1,176,846
			3,866,424

	DOMESTIC EQUITY	26.86%
15,100	Consumer Discretionary Select Sector SPDR Fund		598,262
18,200	Consumer Staples Select Sector SPDR Fund		560,560
8,100	Energy Select Sector SPDR Fund		619,812
9,100	Health Care Select Sector SPDR Fund		310,765
13,600	Ishares S&P North American Natural Resources Sector Index Fund		600,304
16,700	Market Vectors Agribusiness ETF		903,971
7,700	Materials Select Sector SPDR		292,523
7,800	Oil Services HOLDRS Trust		1,233,414
8,400	SPDR Metals & Mining ETF		560,196
10,700	SPDR S&P Oil & Gas Exploration & Production ETF		666,503
23,000	Technology Select Sector SPDR Fund		593,630
37,100	Utilities Select Sector SPDR Fund		1,230,236
			8,170,176

Number of Shares	Security Description	% of Net Assets	Fair Value
	MID CAP	3.83%
6,800	Midcap SPDR Trust Series 1		$ 1,163,548

	SMALL CAP	3.85%
14,700	Ishares Russell 2000 Index Fund		1,170,855

	TOTAL EXCHANGE-TRADED FUNDS	58.40%	17,762,843
	(Cost: $17,804,162)

	CASH & CASH EQUIVALENTS	18.03%
5,481,629	Federated Treasury Obligations Fund 0.01% **		5,481,629
	(Cost: $5,481,629)

	TOTAL INVESTMENTS:
	(COST: $23,285,791)	76.43%	23,244,472
	Other assets (liabilities), net	23.57%	7,170,237
	NET ASSETS	100.00%	$30,414,709

*        Non-income producing (security is considered non-income producing if at least one dividend has  not been paid during the first year preceding the date of the Fund's related statement of assets and liabilities.)

** Effective 7 day yield as of July 31, 2011.

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND STATEMENT OF ASSETS AND LIABILITIES July 31, 2011
ASSETS
Investments at fair value (identified cost of $23,285,791)(Note 1)	$ 23,244,472
Receivable for securities sold	9,553,268
Receivable for capital stock sold	19,812
Interest receivable	78
Dividends receivable	1,083
Prepaid expenses	15,919
TOTAL ASSETS	32,834,632

LIABILITIES
Payable for securities purchased	2,399,066
Payable for capital stock redeemed	1,300
Accrued investment management fees	9,372
Accrued 12b-1 fees	54
Accrued administration, accounting and transfer agent fees	4,252
Accrued custodian fees	5,879
TOTAL LIABILITIES	2,419,923

NET ASSETS	$ 30,414,709
Net Assets Consist of :
Paid-in-capital applicable to 1,135,551 no par value shares ofbeneficial interest outstanding	$ 29,258,352
Accumulated net realized gain (loss) on investments	1,197,676
Net unrealized appreciation (depreciation) of investments	(41,319)
Net Assets	$ 30,414,709

NET ASSET VALUE PER SHARE
Class A ($776,057 / 29,129 shares outstanding)	$ 26.64
Maximum offering price per share ($26.64 X 100 / 94.25)	$ 28.27
Price per share including DSC fee of 2% ($26.64 X .98)	$ 26.11
Class C ($1,853,987 / 70,706 shares outstanding)	$ 26.22
Price per share including DSC fee of 2% ($26.22 X .98)	$ 25.70
Class I ($15,715,921 / 584,169 shares outstanding)	$ 26.90
Class P ($12,068,744 / 451,547 shares outstanding)	$ 26.73

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND STATEMENT OF OPERATIONS Year ended July 31, 2011
INVESTMENT INCOME
Dividend	$ 274,453
Interest	1,977
Total investment income	276,430
EXPENSES
Investment management fees (Note 2)	312,910
Rule 12b-1 and servicing fees (Note 2)
Class A	1,618
Class C	22,977
Class P	26,535
Recordkeeping and administrative services (Note 2)	43,291
Accounting fees	31,291
Custody fees	20,251
Transfer agent fees (Note 2)	29,000
Professional fees	42,077
Filing and registration fees (Note 2)	21,483
Trustee fees	5,600
Compliance fees	12,338
Shareholder services and reports (Note 2)	45,139
Other	43,983
Total expenses	658,493
Management fee waivers (Note 2)	(91,040)
Net expenses	567,453
Net investment income (loss)	(291,023)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,208,790
Net increase (decrease) in unrealized appreciation(depreciation) of investments	(169,581)
Net realized and unrealized gain (loss) on investments	2,039,209
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,748,186

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND STATEMENT OF CHANGES IN NET ASSETS
	Year ended July 31, 2011	Year ended July 31, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (291,023)	$ (243,285)
Net realized gain (loss) on investments	2,208,790	(224,250)
Net increase (decrease) in unrealizedappreciation (depreciation) of investments	(169,581)	(197,750)
Increase (decrease) in net assets fromoperations	1,748,186	(665,285)

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
Class A	-	(6,133)
Class C	-	(71,267)
Class I	-	(593,535)
Class P	-	(146,895)
Return of capital
Class A	-	(1,250)
Class C	-	(14,520)
Class I	-	(120,927)
Class P	-	(29,928)
Decrease in net assets from distributions	-	(984,455)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class A	469,455	311,741
Class C	81,661	1,911,700
Class I	5,460,181	10,405,719
Class P	12,785,672	5,890,305
Distributions reinvested
Class A	-	7,116
Class C	-	84,177
Class I	-	714,462
Class P	-	168,763
Shares redeemed
Class A	(33,406)	(101)
Class C	(719,444)	(118,909)
Class I	(9,327,172)	( 3 ,018,915)
Class P	(5,683,898)	(1 ,547,633)
Increase (decrease) in net assets from capitalstock transactions	3,033,049	14,808,425
NET ASSETS
Increase (decrease) during year	4,781,235	13,158,685
Beginning of year	25,633,474	12,474,789
End of year (including accumulated net investment income (loss) of $ - and $ -, respectively)	$ 30,414,709	$ 25,633,474

See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
		Class A Shares (1)
	Year Ended July 31
	2011	2010	Period June 11, 2009 to July 31, 2009*
Net asset value, beginning of period	$ 24.99	$ 26.60	$ 25.62
Investment activities
Net investment income (loss)	(0.27)	(0.30)	(0.06)
Net realized and unrealized gain (loss) on investments	1.92	(0.24)	1.04
Total from investment activities	1.65	(0.54)	0.98
Distributions
Net realized gain	-	(0.89)	-
Return of capital	-	(0.18)	-
Total distributions	-	(1.07)	-
Net asset value, end of period	$ 26.64	$ 24.99	$ 26.60
Total Return	6.60%	(2.17%)	3.83%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	1.90%	1.90%	**
Net investment income (loss)	(1.02%)	(1.23%)	(1.84%)	**
Portfolio turnover rate	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 776	$ 311	$ 7

*Commencement of operations was June 11, 2009 for Class A.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment  income (loss) ratio by 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and  by 0.64% for the period ended July 31, 2009.

(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class C Shares (1)
	Year Ended July 31
	2011	2010	Period May 14, 2009 to July 31, 2009*
Net asset value, beginning of period	$ 24.77	$ 26.58	$ 25.81
Investment activities
Net investment income (loss)	(0.47)	(0.51)	(0.14)
Net realized and unrealized gain (loss) on investments	1.92	(0.23)	0.91
Total from investment activities	1.45	(0.74)	0.77
Distributions
Net realized gain	-	(0.89)
Return of capital	-	(0.18)	-
Total distributions	-	(1.07)	-
Net asset value, end of period	$ 26.22	$ 24.77	$ 26.58
Total Return	5.85%	(2.94%)	2.98%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	2.65%	2.65%	2.65%	**
Net investment income (loss)	(1.77%)	(1.98%)	(2.61%)	**
Portfolio turnover rate	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 1,854	$ 2,351	$ 656
*Commencement of operations was May 14, 2009 for Class C.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment  income (loss) ratio by 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and by 0.64% for the period ended July 31, 2009.

(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares (1)
	Year Ended July 31
	2011	2010	Period February 13, 2009 to July 31, 2009*
Net asset value, beginning of period	$ 25.15	$ 26.71	$ 25.00
Investment activities
Net investment income (loss)	(0.21)	(0.26)	(0.16)
Net realized and unrealized gain (loss) on investments	1.96	(0.23)	1.87
Total from investment activities	1.75	(0.49)	1.71
Distributions
Net investment income	-	-	-
Net realized gain	-	(0.89)
Return of capital	-	(0.18)	-
Total distributions	-	(1.07)	-
Net asset value, end of period	$ 26.90	$ 25.15	$ 26.71
Total Return	6.96%	(1.97%)	6.84%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.65%	1.65%	1.65%	**
Net investment income (loss)	(0.77%)	(0.98%)	(1.33%)	**
Portfolio turnover rate	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 15,716	$18,300	$ 11,336
*Commencement of operations was February 13, 2009 for Class I.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and  by 0.64% for the period ended July 31, 2009.

(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class P Shares (1)
	Year Ended July 31
	2011	2010	Period March 25, 2009 to July 31, 2009*
Net asset value, beginning of period	$ 25.07	$ 26.69	$ 24.69
Investment activities
Net investment income (loss)	(0.27)	(0.32)	(0.16)
Net realized and unrealized gain (loss) on investments	1.93	(0.23)	2.16
Total from investment activities	1.66	(0.55)	2.00
Distributions
Net investment income	-	-	-
Net realized gain	-	(0.89)	-
Return of capital	-	(0.18)	-
Total distributions	-	(1.07)	-
Net asset value, end of period	$ 26.73	$ 25.07	$ 26.69
Total Return	6.62%	(2.20%)	8.10%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net(B)(C)	1.90%	1.90%	1.90%	**
Net investment income (loss)	(1.02%)	(1.23%)	(1.73%)	**
Portfolio turnover rate	1959%	2121%	1286%	***
Net assets, end of period (000's)	$ 12,069	$ 4,672	$ 476
*Commencement of operations was March 25, 2009 for Class P.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income (loss) ratio by 0.29% for the year ended July 31, 2011, 0.45% for the year ended July 31, 2010 and  by 0.64% for the period ended July 31, 2009.

(B) Expense ratio - net reflects the effect of the fee waivers and reimbursement of expenses.
(C) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
See Notes to Financial Statements

SHERWOOD FOREST LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
July 31, 2011

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sherwood Forest Long/Short Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations February 13, 2009 as a series of WFT.  The Fund currently offers four classes of shares:  Class A, Class C, Class I and Class P.  Each class of shares has equal rights as to earnings and assets except as described in section “Class Net Asset Value and Expenses” included in this note.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The Fund seeks to achieve long-term capital appreciation by applying proprietary, trend following methodologies to invest in exchange-traded funds (“ETFs”) which represent general asset classes, including:  both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. Dollar.  An ETF is a portfolio of investments designed to track a particular market segment or underlying index and may be structured as an open-end investment company, a partnership or a grantor trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 17,762,843	$ -	$ -	$17,762,843
Cash & Cash Equivalents	5,481,629	-	-	5,481,629
	$23,244,472	$ -	$ -	$23,244,472

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector. The Fund held no Level 3 securities at any time during the year.

There were no transfers between levels during the year.  It is the Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Master Limited Partnership Securities

Through its investments in ETFs, the Fund has made certain investments in master limited partnerships (“MLPs”).  It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1s.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2008, 2009 and the current year), and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the year ended July 31, 2011, the Fund decreased paid-in-capital and accumulated net realized gain (loss) on investments by $159,069 and $131,954, respectively, and increased net investment income (loss) by $291,023.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers four classes of shares.  Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 2% on the proceeds of certain redemptions of Class A shares made within 360 days of purchase if those shares were purchased without paying a front-end sales charge.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.  Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.  Classes I and P are not subject to front-end or deferred sales charges.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Sherwood Capital Management, LLC (“Adviser”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  The Adviser manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the year ended July 31, 2011, the Adviser earned $312,910 and waived $91,040 in advisory fees.  As of July 31, 2011, the Adviser was due $9,372 from the Fund.

In the interest of limiting the operating expenses of the Fund, the Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until November 30, 2011 so that the ratio of total annual operating expenses is limited to 1.90% of Class A, 2.65% of Class C, 1.65% of Class I and 1.90% of Class P shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of July 31, 2011 was $226,448 which expires as follows:

Expiring	Amount
July 31, 2012	$ 42,431
July 31, 2013	92,977
July 31, 2014	91,040
$226,448

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A, Class C and Class P shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A, Class C and Class P shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A and Class P average daily net assets and 1.00% per annum on the Fund’s Class C average daily net assets.  For the year ended July 31, 2011, there were $1,618, $22,977 and $26,535 of 12b-1 fees incurred by Class A, Class C and Class P shares, respectively.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the year ended July 31, 2011, FDCC received $3,635 from the sale of Fund shares.   In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Class A and Class C share redemptions occurring within 360 days and two years of purchase, respectively.  Shares redeemed subject to a DSC will receive a lower redemption value per share.  For the year ended July 31, 2011, FDCC received $8,330 of DSC fees.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $43,291 for its services for the year ended July 31, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $29,000 for its services for the year ended July 31, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $31,291 for its services for the year ended July 31, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended July 31, 2011 aggregated $402,594,310 and $402,173,708, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended July 31, 2011 and  2010 was as follows:

	Year ended July 31, 2011	Year ended July 31, 2010
Distributions paid from:
Ordinary income	$ -	$817,830
Return of capital	-	166,625
Total distributions	$ -	$984,455

As of July 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Year ended	Year ended
	July 31, 2011	July 31, 2010
Accumulated undistributed ordinary income	$ 1,311,599	$ -
Undistributed long-term capital gain (loss) oninvestments	107,327	-
Unrealized appreciation (depreciation)	(262,569)	(750,898)
	$ 1,156,357	$ (750,898)

The difference between components of distributable earnings on a book and tax basis is primarily related to wash sale losses; and the tax treatment of certain positions, including partnerships and grantor trusts.

Cost of securities for Federal Income tax purposes is $23,507,041 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 161,618
Gross unrealized depreciation	(424,187)
Net unrealized appreciation (depreciation)	$ (262,569)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares Year ended July 31, 2011		Class C Shares Year ended July 31, 2011		Class I Shares Year ended July 31, 2011		Class P Shares Year ended July 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	17,925	$469,455	3,096	$ 81,661	200,354	$ 5,460,181	479,464	$12,785,672
Shares reinvested	-	-	-	-	-	-	-	-
Shares redeemed	(1,236)	(33,406)	(27,291)	(719,444)	(343,865)	(9,327,172)	(214,261)	(5,683,898)
Net increase (decrease)	16,689	$436,049	(24,195)	$(637,783)	(143,511)	$(3,866,991)	265,203	$7,101,774

	Class A Shares Year ended July 31, 2010		Class C Shares Year ended July 31, 2010		Class I Shares Year ended July 31, 2010		Class P Shares Year ended July 31, 2010

	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	11,905	$311,741	71,592	$1,911,700	391,557	$10,405,719	222,203	$5,890,305
Shares reinvested	275	7,116	3,266	84,177	27,479	714,462	6,501	168,763
Shares redeemed	(4)	(101)	(4,614)	(118,909)	(115,833)	(3,018,915)	(60,197)	(1,547,633)
Net increase (decrease)	12,176	$318,756	70,244	$1,876,968	303,203	$ 8,101,266	168,507	$4,511,435

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Sherwood Forest Long/Short Fund
(a series of World Funds Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sherwood Forest Long/Short Fund (the “Fund”), a series of the World Funds Trust, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2011 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sherwood Forest Long/Short Fund as of July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 29, 2011

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)
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Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Name, Address and Year Born	Position(s) Held with the Trust and Tenure	Number of Funds in Trust Overseen	Principal Occupation(s) During the Past Five (5) Years	Other Directorships by Trustee or Officer and Number of Funds in the Complex Overseen
Interested Trustees:
* John Pasco III 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1945)	Interested Trustee, Chairman, President, since June, 2010	3
President, Treasurer and Director of Commonwealth Shareholder Services, Inc. (“CSS”), the Trust's Administrator, since 1985; President and Director of First Dominion Capital Corp. (“FDCC”), the Trust's underwriter; President and Director of Commonwealth Fund Services, Inc (“CFSI”), the Trust's Transfer and Disbursing Agent, since 1987; President and Treasurer of Commonwealth Capital Management, LLC ("CCM"), investment adviser to the Commonwealth Small Cap Fund and the Frantzen Growth and Income Fund, since 1983; President and Director of Commonwealth Fund Accounting, Inc. ("CFA"), which provides bookkeeping services to the Trust; Chairman, Trustee and President of World Insurance  Trust, a registered investment company, from May, 2002 to December 2009; and Chairman, Director and President of The World Funds, Inc., a registered investment company, since 1997.  Mr. Pasco is a Certified Public Accountant.

				The World Funds, Inc. – 4 Funds; American Growth Fund, Inc. – 1 Fund.

Non-Interested Trustees:
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Independent Trustee, since June, 2010	3
Consultant to small and emerging businesses since 2000.  Retired in 2000 as Vice President of Finance and Administration of Marymount  College, Tarrytown, NY where he served in this capacity for four years.  Mr. Hertl is a Certified Public Accountant.

Northern Lights Fund Trust – 64 Funds;
Northern Lights Variable Trust – 48 Funds;
AdviserOne Funds – 10 Funds;
Satuit Capital Management Trust – 1 Fund; The Ladenburh Thalman Alternative Strategie Fund – 1 Fund.

David J. Urban 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1955)	Independent Trustee, since June, 2010	3	Virginia Commonwealth University- Professor of Education since 1989	None
Mary Lou H. Ivey 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1958)	Independent Trustee, since June, 2010	3
Accountant, Harris, Hardy & Johnstone, P.C., Certified Public Accountants, since 2008;  Accountant, Wildes, Stevens & Brackens & Co., Certified Public Accountants, from 2007 to 2008;  Accountant, Martin, Dolan & Holton, Ltd.,  Certified Public Accountants, from 1997 to 2007.

				None

Officers:
Karen M. Shupe 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1964)	Treasurer, since June, 2008	3	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.	None
Lauren Jones 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1982)	Secretary, since December , 2009	3	Relationship Manager, Commonwealth Shareholder Services, Inc. since 2006. Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.	None
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 (1957)	Chief Compliance Officer since June, 2008	3	Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004. Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.	Penn Street Funds, Inc. – 1 Fund.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)
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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHERWOOD FOREST LONG/SHORT FUND

FUND EXPENSES (unaudited)
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Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.    This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2011 and held for the six months ended July 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 through July 31, 2011
Actual	$1,000	$ 961.32	$9.24
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.49

Class C Shares	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 through July 31, 2011
Actual	$1,000	$ 957.91	$12.86
Hypothetical (5% return before expenses)	$1,000	$1,011.75	$13.22

Class I Shares	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 through July 31, 2011
Actual	$1,000	$ 963.06	$8.03
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.25

Class P Shares	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 through July 31, 2011
Actual	$1,000	$ 961.08	$9.24
Hypothetical (5% return before expenses)	$1,000	$1,015.50	$9.49

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C, 1.65% for Class I and 1.90% for Class P shares, multiplied by the average account value for each class for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Sherwood Forest Capital Management, LLC
1649 Brandywine Drive
Charlottesville, Virginia 22901

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:

For account information, wire purchases or redemptions, call or write to Sherwood Forest Long/Short Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

More Information:

For 24 hour, 7 days a week price information and for information on any series of World Funds Trust, investment plans and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

ITEM 2.                      CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant's  Board of Trustees has determined  that the Registrant has at least one audit committee financial  expert  serving on its audit  committee and those persons  (Robert R. Burke and J. Gordon McKinley, III) are "independent," as defined by this Item 3.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2011 and $13.500 for 2010.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2010.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2011 and  $2,500 for 2010.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2011 and $0 for 2010.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter,  the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Sherwood Forest Long/Short Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           100%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2011 and $0 for 2010..

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: October 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: October 10, 2011

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: October 10, 2011

* Print the name and title of each signing officer under his or her signature.